Redeemable non-controlling interest (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 07, 2021	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2022
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest, carrying value			$ 94,600
Put/call option trigger period		2 years
Excess redemption value above carrying value			22,746	$ 0
Temporary equity			$ 132,179	$ 120,650		$ 121,113
Put Option | Minimum | Forecast
Redeemable Noncontrolling Interest [Line Items]
Put option value					$ 60,000
Put Option | Maximum | Forecast
Redeemable Noncontrolling Interest [Line Items]
Put option value					$ 80,000
Strategic investor | Curaleaf International Holdings Limited
Redeemable Noncontrolling Interest [Line Items]
Proceeds from minority interest investment	$ 130,800
Ownership interest by minority shareholders	31.50%